Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Summary of derivative financial liabilities

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Salares Norte foreign currency derivative contracts	6.8	—
Ghanaian oil derivative contracts	—	10.0
Australian oil derivative contracts	—	5.1
Peruvian copper derivative contracts	—	14.0
Total derivative financial liabilities	6.8	29.1
Non-current derivative financial liabilities[1]	—	(7.3)
Derivative financial liabilities	6.8	21.8
[1]Relates to the Australian (US$2.6 million) and Ghanaian (US$4.7 million) oil derivative contracts which are for the period January 2022 to December 2022.